VISTA BALANCED FUND
                                VISTA BOND FUND
                           VISTA CAPITAL GROWTH FUND
                           VISTA EQUITY INCOME FUND
                              VISTA EUROPEAN FUND
                         VISTA GROWTH AND INCOME FUND
                        VISTA INTERNATIONAL EQUITY FUND
                               VISTA JAPAN FUND
                          VISTA LARGE CAP EQUITY FUND
                          VISTA SMALL CAP EQUITY FUND
                          VISTA SOUTHEAST ASIAN FUND
                        VISTA U.S. TREASURY INCOME FUND

                       SUPPLEMENT DATED OCTOBER 8, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997

                          VISTA SHORT-TERM BOND FUND
                     VISTA U.S. GOVERNMENT SECURITIES FUND

                       SUPPLEMENT DATED OCTOBER 8, 1997
                     TO THE PROSPECTUS FOR CLASS A SHARES
                            DATED FEBRUARY 28, 1997

                      VISTA SMALL CAP OPPORTUNITIES FUND

                       SUPPLEMENT DATED OCTOBER 8, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                              DATED MAY 19, 1997


In the section entitled "Distribution Plans," the following paragraph is inserted immediately preceding "Shareholder Servicing Agents":

     VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. In some instances, such cash compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or other Vista Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.